LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Obligation Maturities (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	$ 880.6	$ 735.6	$ 236.6
Less than 1 year
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	39.1
Between 1-2 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	75.2
Between 2-5 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	117.6
Over 5 years
Disclosure of detailed information about property, plant and equipment [line items]
Landfill closure and post-closure obligations	$ 648.7